Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

10. Leases

Leases consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
Right‑of‑use assets
Offices	6,634	10,605
Factories	387	702
Warehouses (note)	1,500	281
Others	201	291
Total right‑of‑use assets	8,722	11,879
Lease liabilities—current	3,708	4,917
Lease liabilities—non‑current	5,196	7,161
Total lease liabilities	8,904	12,078

Note: Includes US$1.5 million right-of-use asset for warehouses in Suzhou that is leased through June 2026 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2022	2021

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	134	106
Leases with lease terms greater than 12 months	5,238	4,306
	5,372	4,412
Cash paid on lease liabilities	5,212	4,954
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	2,689	7,665
Non-cash: Lease liabilities changed in relation to modifications and terminations	(499)	(33)

Lease contracts are typically within a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2022 was 3.24 years and 3.04% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2021 was 3.38 years and 3.33% respectively.

Future lease payments are as follows:

December 31,
2022
(in US$’000)
Lease payments:
Not later than 1 year	3,908
Between 1 to 2 years	2,471
Between 2 to 3 years	1,177
Between 3 to 4 years	911
Between 4 to 5 years	680
Later than 5 years	115
Total lease payments	9,262
Less: Discount factor	(358)
Total lease liabilities	8,904